Investors [Member] Expense Example - Investor - Harding Loevner Frontier Emerging Markets Portfolio - Investor	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 178
Expense Example, with Redemption, 3 Years	641
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	$ 2,480